Intangible Assets, Net (Details) - Schedule of Intangible Assets with Definite Useful Lives - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total	$ 42,344,454	$ 43,152,499
Accumulated amortization	(15,468,932)	(15,523,631)
Provision for impairment	(24,545,745)	(20,738,130)
Intangible assets, net	2,329,777	6,890,738
Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Total	2,562,689	2,626,781
Non-patent technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total	687,437	704,630
License [Member]
Finite-Lived Intangible Assets [Line Items]
Total	4,180,417	4,181,273
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total	5,034,167	5,760,071
Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 29,879,744	$ 29,879,744